Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss) [Line Items]
Operating expenses	$ 7,188	$ 6,198	$ 6,345
Interest expense	423	524	658
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	11,390	(3,325)	(4,555)
Other post-employment benefit plans [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss) [Line Items]
Operating expenses	145	116	276
Interest expense	746	815	830
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	$ 2,303	$ 2,191	$ (3,200)